Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 636	$ 542	$ 572	$ 481
Provision for credit losses
Originations	24	32	47	51
Maturities	(13)	(7)	(24)	(15)
Changes in risk, parameters and exposures	110	3	171	66
Write-offs	(5)	(7)	(9)	(11)
Recoveries	3	2	5	5
Exchange rate and other	(25)	4	(32)	(8)
Balance at end of period	730	569	730	569
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	218	245	215	223
Provision for credit losses
Transfers to Stage 1	34	16	59	33
Transfers to Stage 2	(14)	(4)	(18)	(10)
Transfers to Stage 3	(1)	(1)	(2)	(2)
Originations	24	32	47	51
Maturities	(5)	(4)	(10)	(8)
Changes in risk, parameters and exposures	4	(43)	(33)	(44)
Exchange rate and other	(1)	4	1	2
Balance at end of period	259	245	259	245
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	158	110	126	90
Provision for credit losses
Transfers to Stage 1	(34)	(16)	(59)	(33)
Transfers to Stage 2	18	8	24	18
Transfers to Stage 3	(10)	(8)	(24)	(16)
Maturities	(8)	(3)	(14)	(7)
Changes in risk, parameters and exposures	89	27	158	67
Exchange rate and other	(4)		(2)	(1)
Balance at end of period	209	118	209	118
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	260	187	231	168
Provision for credit losses
Transfers to Stage 2	(4)	(4)	(6)	(8)
Transfers to Stage 3	11	9	26	18
Changes in risk, parameters and exposures	17	19	46	43
Write-offs	(5)	(7)	(9)	(11)
Recoveries	3	2	5	5
Exchange rate and other	(20)		(31)	(9)
Balance at end of period	$ 262	$ 206	$ 262	$ 206